Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets as of December 31, 2014 consist of the following (all amounts in thousands):

		Accumulated
	Cost	Amortization	Net Book Value
Developed technologies, including patents (1)	$8,736	$6,582	$2,154
Trademarks and trade names (4)	1,068	401	667
Purchased customer relationships (2)	8,562	4,858	3,704
Non-compete agreements (3)	160	107	53
Website development costs	16	3	13
	$18,542	$11,951	$6,591

Intangible assets as of December 31, 2013 consist of the following (all amounts in thousands):

		Accumulated
	Cost	Amortization	Net Book Value
Developed technologies, including patents (1)	$13,853	$5,720	$8,133
Trademarks and trade names (4)	5,365	119	5,246
Purchased customer relationships (2)	8,812	4,336	4,476
Non-compete agreements (3)	160	75	85
Website development costs	8	0	8
	$28,198	$10,250	$17,948

(1)
Includes a patent obtained in the acquisition of CSP with a cost of $50,000 that is expected to be fully amortized in August 2026. Patents obtained in the acquisition of CTS with an initial cost of $410,000 and a December 31, 2012 gross value of approximately $238,000 were impaired by approximately $174,000 during 2013 (see Note 3 Impairment Charges) and the $17,000 of CTS patents remaining after the impairment was transferred to CTI in 2014. The CTI patents were impaired by approximately $5.3 million during 2014 (see Note 3 Impairment Charges).

(2)
Includes customer relationships obtained in the acquisition of CSP with a cost of $920,000 that is expected to be fully amortized in December 2019. Customer relationships obtained in the acquisition of CTS with a cost of $840,000 was impaired by approximately $650,000 during 2013 (see Note 3 Impairment Charges) and the $60,000 of CTS customer relationships remaining after the impairment was transferred to CTI in 2014.

(3)
Includes a non-compete agreement obtained in the acquisition of CSP with a cost of $160,000 that is expected to be fully amortized in August 2016. A non-compete agreement obtained in the acquisition of CTS with an initial cost of $140,000 was impaired by approximately $34,000 in 2013 (see Note 3 Impairment Charges).

(4)
Includes CTS trade names which were impaired by approximately $17,000 in 2013 (see Note 3 Impairment Charges). Includes CTI trademarks and trade names which were impaired by approximately $4.3 million during 2014 (see Note 3 Impairment Charges).

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The future amortization expense relating to finite-lived intangible assets for the next five years and beyond is estimated at December 31, 2014 to be (all amounts in thousands):

Year Ending December 31,
2015	$957
2016	947
2017	922
2018	910
2019	841
Thereafter	1,894
$6,471